Financial Instruments (Schedule of Sensitive Analysis For Change in LIBOR Interest Rate) (Details) - US LIBOR [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Long-term loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
1.5% decrease effect on net income (loss) and equity	$ 6,724
1% decrease effect on net income (loss) and equity	3,362
1% increase effect on net income (loss) and equity	(3,362)
1.5% increase effect on net income (loss) and equity	(6,724)
Interest rate swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
1.5% decrease effect on net income (loss) and equity	(1,146)
1% decrease effect on net income (loss) and equity	(573)
1% increase effect on net income (loss) and equity	573
1.5% increase effect on net income (loss) and equity	$ 1,146